Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Earnings per share [line items]
Net income attributable to shareholders of the Company	$ 22.5	$ 94.8	$ 58.4
Weighted average number of multiple and subordinate voting shares outstanding (in shares)	97,052,303	96,741,308	100,816,758
Weighted average number of shares on exercise of stock options and RSUs (in shares)	1,952,011	1,323,692	1,006,315
Diluted weighted average number of multiple and subordinate voting shares outstanding (in shares)	99,004,314	98,065,000	101,823,073
Basic (in CAD per share)	$ 0.23	$ 0.98	$ 0.58
Diluted (in CAD per share)	$ 0.23	$ 0.97	$ 0.57
Share options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	4,929,224	4,453,519	3,904,366